Convertible Redeemable Preferred Share - Additional Information (Details) ¥ in Thousands				1 Months Ended					12 Months Ended
	Sep. 01, 2017	Aug. 15, 2017	Jul. 05, 2016 CNY (¥)	Nov. 30, 2017 CNY (¥)	Sep. 30, 2017 CNY (¥) shares	Sep. 30, 2017 USD ($) shares	Aug. 31, 2017 CNY (¥) shares	Aug. 31, 2017 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2018 shares
Temporary Equity [Line Items]
Proceeds from issuance of temporary equity | ¥										¥ 732,709
Minimum
Temporary Equity [Line Items]
Percentage of fully diluted capital stock									10.00%
Convertible redeemable preferred share conversion of market capitalization | $									$ 500,000,000
Aggregate gross proceeds | $									$ 100,000,000
Series B Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Proceeds from issuance of temporary equity							¥ 601,605	$ 90,000,000
Temporary stock shares issued							826,389	826,389
Preferred stock outstanding											826,389
Convertible redeemable preferred shares converted into ordinary share											826,389
Series B+ Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Proceeds from issuance of temporary equity					¥ 131,104	$ 20,000,000
Temporary stock shares issued					141,264	141,264
Preferred stock outstanding											141,264
Convertible redeemable preferred shares converted into ordinary share											141,264
Series A Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Temporary equity shares redeemed | ¥							¥ 86,000
Temporary stock shares issued							954,274	954,274
Proceeds from withdrawal of original investment | ¥				¥ 242,078
Preferred stock outstanding											954,274
Convertible redeemable preferred shares converted into ordinary share											954,274
Series A Preferred Shares
Temporary Equity [Line Items]
Debt instrument redemption description									In the event that the Company has not consummated a Series A Target IPO as of the date that is thirty months after August 15, 2017 (or such other later date as approved at any time by the holders of not less than three fourths of the then issued and outstanding Series A Preferred Shares), each Series A Preferred Shareholder shall have the option, but is not required to sell all or a portion of the Series A Preferred Shares held at a price of the original issuance price plus a simple rate of 10% interest per annum since the date of issuance to the date on which the applicable redemption amount is paid in full.
Simple interest rate per annum		10.00%
Preferred stock, redemption value | ¥										303,040
Compound interest rate per annum									10.00%
Series B Preferred Shares
Temporary Equity [Line Items]
Debt instrument redemption description									In the event that the Company has not consummated a Qualified IPO as of the fifth anniversary of August 15, 2017, or has consummated an initial public offering that is not a Qualified IPO at any time prior to the fifth anniversary of August 15, 2017, each Series B Preferred Shareholder shall have the option, but is not required to sell all or a portion of the Series B Preferred Shares held at a price of the original issuance price plus a compound rate of 10% interest per annum since the date of issuance to the date on which the applicable redemption amount is paid in full.
Preferred stock, redemption value | ¥										623,679
Compound interest rate per annum		10.00%
Series B+ Preferred Shares
Temporary Equity [Line Items]
Debt instrument redemption description									In the event that the Company has not consummated a Qualified IPO as of the fifth anniversary of September 1, 2017, or has consummated an initial public offering that is not a Qualified IPO at any time prior to the fifth anniversary of September 1, 2017, each Series B+ Preferred Shareholder shall have the option, but is not required to sell all or a portion of the Series B+ Preferred Shares held at a price of the original issuance price plus a compound rate of 10% interest per annum since the date of issuance to the date on which the applicable redemption amount is paid in full.
Preferred stock, redemption value | ¥										¥ 135,312
Compound interest rate per annum	10.00%
Series B and B+ Preferred Shares
Temporary Equity [Line Items]
Compound interest rate per annum									8.00%
Beijing Sunlands | Series A Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Percentage of temporary stock shares issued			20.27%
Proceeds from issuance of temporary equity | ¥			¥ 335,000